Disclosures about Fair Value of Assets - Estimated fair values of other financial instruments (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Carrying Amount
Financial assets
Cash and cash equivalents	$ 9,611,638	$ 6,098,870
Other investments	73,766	81,918
Loans held for sale	235,600	262,461
Loans, net of allowance for loan losses	184,718,612	180,639,502
Federal Home Loan Bank stock	1,113,800	1,113,800
Interest receivable	1,713,243	1,817,415
Financial liabilities
Deposits	245,941,562	251,738,391
Short-term borrowings	13,821,730	19,610,297
Advances from borrowers for taxes and insurance	962,762	857,814
Interest payable	166,052	210,226
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and cash equivalents	9,611,638	6,098,870
Other investments
Loans held for sale
Loans, net of allowance for loan losses
Federal Home Loan Bank stock
Interest receivable
Financial liabilities
Deposits
Short-term borrowings
Advances from borrowers for taxes and insurance
Interest payable
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Significant Other Observable Inputs (Level 2)
Financial assets
Cash and cash equivalents
Other investments	73,766	81,918
Loans held for sale	235,600	262,461
Loans, net of allowance for loan losses
Federal Home Loan Bank stock	1,113,800	1,113,800
Interest receivable	1,713,243	1,817,415
Financial liabilities
Deposits	151,341,999	143,586,822
Short-term borrowings	8,821,730	19,610,297
Advances from borrowers for taxes and insurance	962,762	857,814
Interest payable	166,052	210,226
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Significant Unobservable Inputs (Level 3)
Financial assets
Cash and cash equivalents
Other investments
Loans held for sale
Loans, net of allowance for loan losses	184,573,401	178,866,833
Federal Home Loan Bank stock
Interest receivable
Financial liabilities
Deposits	96,956,400	111,116,837
Short-term borrowings	4,996,109
Advances from borrowers for taxes and insurance
Interest payable
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit